Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO (Eschenbach) ($)(1)	Compensation Actually Paid to PEO (Eschenbach) ($)(4)(5)	Summary Compensation Table Total for PEO (Bhusri) ($)(2)	Compensation Actually Paid to PEO (Bhusri) ($)(4)	Summary Compensation Table Total for PEO (Fernandez) ($)(2)	Compensation Actually Paid to PEO (Fernandez) ($)(4)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)(6)	Value of Initial Fixed $100 Investment Based On:(7)		Net Income ($ millions)(8)	Adjusted Subscription Revenues ($ billions)(9)
									Total Stockholder Return ($)	Peer Group Total Stockholder Return
(a)	(b)(1)	(c)(1)	(b)(2)	(c)(2)	(b)(3)	(c)(3)	(d)	(e)	(f)	(g)	(h)	(i)
Fiscal 2026	26,031,706	(17,705,405)	—	—	—	—	16,648,065	8,729,859	77	125	693	8.78
Fiscal 2025	26,173,192	11,431,418	—	—	—	—	22,383,515	15,806,061	142	194	526	7.70
Fiscal 2024	2,521,664	83,532,656	47,334,656(10)	55,478,130	—	—	17,598,668	26,543,948	158	179	1,381	6.61
Fiscal 2023	102,685,309	109,947,072	17,297,412	9,397,020	19,986,871	3,030,084	10,404,679	3,826,484	98	119	(367)	5.58
Fiscal 2022	—	—	18,431,406	19,634,025	22,015,513	27,405,062	9,768,972	11,928,801	137	146	29	4.55

(1)
Carl Eschenbach served as our Co-Chief Executive Officer from December 20, 2022, through January 2024, and subsequently served as our sole Chief Executive Officer through the end of our fiscal 2026 and until February 6, 2026.
(2)
Aneel Bhusri served as our Co-Chief Executive Officer from August 2020 through January 2024, and subsequently served as our Executive Chair until February 6, 2026. Chano Fernandez served as our Co-Chief Executive Officer from August 2020 through December 20, 2022.

(3)
The individuals comprising the Non-PEO NEOs for each year are listed below:

Fiscal 2026	Fiscal 2025	Fiscal 2024	Fiscal 2023	Fiscal 2022
Aneel Bhusri	Aneel Bhusri	James J. Bozzini	James J. Bozzini	James J. Bozzini
Gerrit Kazmaier	Sayan Chakraborty	Sayan Chakraborty	Barbara A. Larson	Douglas A. Robinson
Zane Rowe	Robert Enslin	Barbara A. Larson	Douglas A. Robinson	Richard H. Sauer
Richard H. Sauer	Douglas A. Robinson	Douglas A. Robinson	Richard H. Sauer	Robynne D. Sisco
	Zane Rowe	Zane Rowe

(4)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as required by Item 402(v) of Regulation S-K, as set forth in the tables below. The fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns has been estimated pursuant to the guidance in ASC Topic 718. The fair values of RSU and PVU awards that are subject to solely service-based vesting criteria are calculated using the closing price of our Class A common stock on applicable year-end dates, or, in the case of vesting dates, the closing price on the date prior to the applicable vesting dates.

(5)
Compensation Actually Paid to Mr. Eschenbach for fiscal 2026 reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

Fiscal 2026
Total Reported in Summary Compensation Table (SCT)($)	26,031,706
Less, value of Stock Awards reported in SCT	22,982,993
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	18,853,354
Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding(i)	(35,013,784)
Plus, FMV of Awards Granted this Year and that Vested this Year	—
Plus, Change in Fair Value (from prior year-end) of Prior Year Awards that Vested this year(ii)	(4,593,688)
Less Prior Year Fair Value of Prior Year Awards that Failed to vest this year	—
Total Adjustments	(20,754,118)
Compensation Actually Paid	(17,705,405)

(i)
Reflects Mr. Eschenbach’s unvested time-based RSUs, unearned portions of the PVU award that remained eligible for achievement as of January 31, 2026 and earned portion of the PVU award that remained subject to on-going time based vesting as of January 31, 2026. The change in fair value for the unearned portion of the PVU award is computed in accordance with ASC Topic 718 using the Monte Carlo simulation model, including updated input variables for such model, as of January 31, 2026. The amount does not reflect the actual economic value that may ultimately be realized by Mr. Eschenbach.
(ii)
Reflects Mr. Eschenbach’s time-based RSUs that vested during fiscal 2026 and earned portions of the PVU award that also became time-vested during fiscal 2026. The amount does not reflect the actual economic value that may ultimately be realized by Mr. Eschenbach.

(6)
The average Compensation Actually Paid to the Non-PEO NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

Fiscal 2026
Total Reported in Summary Compensation Table (SCT)($)	16,648,065
Less, value of Stock Awards reported in SCT	14,760,470
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	11,216,303
Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	(3,750,371)
Plus, FMV of Awards Granted this Year and that Vested this Year	1,057,852
Plus, Change in Fair Value (from prior year-end) of Prior Year Awards that Vested this year	(1,681,520)
Less Prior Year Fair Value of Prior Year Awards that Failed to vest this year	—
Total Adjustments	6,842,264
Compensation Actually Paid	8,729,859

(7)
The Peer Group Total Stockholder Return set forth in this table utilizes the S&P 1500 Application Software Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the fiscal year ended January 31, 2026. The comparison assumes $100 was invested for the period starting January 31, 2021, through the end of the listed year in Workday Class A common stock and in the S&P 1500 Application Software Index, respectively, and assumes the reinvestment of any dividends. Historical stock performance is not necessarily indicative of future stock performance.

(8)
The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable fiscal year.

(9)
We determined adjusted subscription revenues to be the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in fiscal 2026. Subscription revenues primarily consist of fees that give our customers access to our cloud applications, which include related customer support. Subscription revenues are recognized over time as services are delivered, beginning on the date our service is made available to the customer. Adjusted subscription revenues are subscription revenues adjusted for the impact of acquisitions over $1 billion.
(10)
The fiscal 2024 amount reported for Mr. Bhusri in this column includes the grant date fair value of a fiscal 2024 RSU award granted to Mr. Bhusri ($28,122,190), as well as the incremental fair value related to the modification of Mr. Bhusri’s fiscal 2023 and 2022 equity awards required to be reported under Topic 718 in connection with Mr. Bhusri’s transition from Co-Chief Executive Officer to Executive Chair during fiscal 2024. These amounts are non-cash charges reportable for the accounting modification and are not additional amounts received by Mr. Bhusri.

Company Selected Measure Name	Adjusted Subscription Revenues
Named Executive Officers, Footnote
(1)
Carl Eschenbach served as our Co-Chief Executive Officer from December 20, 2022, through January 2024, and subsequently served as our sole Chief Executive Officer through the end of our fiscal 2026 and until February 6, 2026.
(2)
Aneel Bhusri served as our Co-Chief Executive Officer from August 2020 through January 2024, and subsequently served as our Executive Chair until February 6, 2026. Chano Fernandez served as our Co-Chief Executive Officer from August 2020 through December 20, 2022.

(3)
The individuals comprising the Non-PEO NEOs for each year are listed below:

Fiscal 2026	Fiscal 2025	Fiscal 2024	Fiscal 2023	Fiscal 2022
Aneel Bhusri	Aneel Bhusri	James J. Bozzini	James J. Bozzini	James J. Bozzini
Gerrit Kazmaier	Sayan Chakraborty	Sayan Chakraborty	Barbara A. Larson	Douglas A. Robinson
Zane Rowe	Robert Enslin	Barbara A. Larson	Douglas A. Robinson	Richard H. Sauer
Richard H. Sauer	Douglas A. Robinson	Douglas A. Robinson	Richard H. Sauer	Robynne D. Sisco
	Zane Rowe	Zane Rowe

Peer Group Issuers, Footnote
(7)
The Peer Group Total Stockholder Return set forth in this table utilizes the S&P 1500 Application Software Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the fiscal year ended January 31, 2026. The comparison assumes $100 was invested for the period starting January 31, 2021, through the end of the listed year in Workday Class A common stock and in the S&P 1500 Application Software Index, respectively, and assumes the reinvestment of any dividends. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
(5)
Compensation Actually Paid to Mr. Eschenbach for fiscal 2026 reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

Fiscal 2026
Total Reported in Summary Compensation Table (SCT)($)	26,031,706
Less, value of Stock Awards reported in SCT	22,982,993
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	18,853,354
Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding(i)	(35,013,784)
Plus, FMV of Awards Granted this Year and that Vested this Year	—
Plus, Change in Fair Value (from prior year-end) of Prior Year Awards that Vested this year(ii)	(4,593,688)
Less Prior Year Fair Value of Prior Year Awards that Failed to vest this year	—
Total Adjustments	(20,754,118)
Compensation Actually Paid	(17,705,405)

(i)
Reflects Mr. Eschenbach’s unvested time-based RSUs, unearned portions of the PVU award that remained eligible for achievement as of January 31, 2026 and earned portion of the PVU award that remained subject to on-going time based vesting as of January 31, 2026. The change in fair value for the unearned portion of the PVU award is computed in accordance with ASC Topic 718 using the Monte Carlo simulation model, including updated input variables for such model, as of January 31, 2026. The amount does not reflect the actual economic value that may ultimately be realized by Mr. Eschenbach.
(ii)
Reflects Mr. Eschenbach’s time-based RSUs that vested during fiscal 2026 and earned portions of the PVU award that also became time-vested during fiscal 2026. The amount does not reflect the actual economic value that may ultimately be realized by Mr. Eschenbach.

Non-PEO NEO Average Total Compensation Amount	$ 16,648,065	$ 22,383,515	$ 17,598,668	$ 10,404,679	$ 9,768,972
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,729,859	15,806,061	26,543,948	3,826,484	11,928,801
Adjustment to Non-PEO NEO Compensation Footnote
(6)
The average Compensation Actually Paid to the Non-PEO NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

Fiscal 2026
Total Reported in Summary Compensation Table (SCT)($)	16,648,065
Less, value of Stock Awards reported in SCT	14,760,470
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	11,216,303
Plus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	(3,750,371)
Plus, FMV of Awards Granted this Year and that Vested this Year	1,057,852
Plus, Change in Fair Value (from prior year-end) of Prior Year Awards that Vested this year	(1,681,520)
Less Prior Year Fair Value of Prior Year Awards that Failed to vest this year	—
Total Adjustments	6,842,264
Compensation Actually Paid	8,729,859

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid versus Total Stockholder Return
Compensation Actually Paid vs. Net Income	Compensation Actually Paid versus Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid versus Adjusted Subscription Revenue
Total Shareholder Return Vs Peer Group	Compensation Actually Paid versus Total Stockholder Return
Tabular List, Table
Tabular List of Most Important Financial and Non-Financial Performance Measures
The following table is an unranked list of the financial and non-financial performance measures that we consider having been the most important in linking Compensation Actually Paid to our PEO and non-PEO NEOs for fiscal 2026 to company performance, as further described in “Executive Compensation — Compensation Discussion and Analysis”. Time-vesting equity compensation makes up a material portion of the total compensation for our executives, thus, the price of our Class A common stock directly ties to Compensation Actually Paid.
Adjusted Subscription Revenues Non-GAAP Operating Margin Annual Customer Satisfaction Score Workday Class A Common Stock Price

Total Shareholder Return Amount	$ 77	142	158	98	137
Peer Group Total Shareholder Return Amount	125	194	179	119	146
Net Income (Loss)	$ 693,000,000	$ 526,000,000	$ 1,381,000,000	$ (367,000,000)	$ 29,000,000
Company Selected Measure Amount	8,780,000,000	7,700,000,000	6,610,000,000	5,580,000,000	4,550,000,000
PEO Name	Carl Eschenbach
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Subscription Revenues
Non-GAAP Measure Description
(9)
We determined adjusted subscription revenues to be the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in fiscal 2026. Subscription revenues primarily consist of fees that give our customers access to our cloud applications, which include related customer support. Subscription revenues are recognized over time as services are delivered, beginning on the date our service is made available to the customer. Adjusted subscription revenues are subscription revenues adjusted for the impact of acquisitions over $1 billion.

Measure:: 2
Pay vs Performance Disclosure
Name	Annual Customer Satisfaction Score
Measure:: 3
Pay vs Performance Disclosure
Name	Workday Class A Common Stock Price
Carl Eschenbach [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 26,031,706	$ 26,173,192	$ 2,521,664	$ 102,685,309
PEO Actually Paid Compensation Amount	(17,705,405)	11,431,418	83,532,656	109,947,072
Aneel Bhusri [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			47,334,656	17,297,412	18,431,406
PEO Actually Paid Compensation Amount			55,478,130	9,397,020	19,634,025
Stock Issued During Period, Value, Restricted Stock Award, Gross			28,122,190
Chano Fernandez [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				19,986,871	22,015,513
PEO Actually Paid Compensation Amount				$ 3,030,084	$ 27,405,062
PEO | Carl Eschenbach [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,982,993)
PEO | Carl Eschenbach [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,754,118)
PEO | Carl Eschenbach [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,853,354
PEO | Carl Eschenbach [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(35,013,784)
PEO | Carl Eschenbach [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Carl Eschenbach [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,593,688)
PEO | Carl Eschenbach [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,760,470)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,842,264
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,216,303
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,750,371)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,057,852
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,681,520)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount